Commitments and Contingencies - Summary of Other Commitments and Contingencies (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Commitments And Contingencies [abstract]
Guarantees	€ 364	€ 380
Standby letters of credit	11	12
Share of contingent liabilities incurred in relation to interests in joint ventures	7	14
Other guarantees	11	13
Other commitments and contingent liabilities	€ 7	€ 7